Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Minimum Lease Payments Under Operating Leases
A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	37
2014	32
69

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	145
2014	55
2015	13
2016	39
252

Amount Required to Be Expended If Company Wish to Preserve Interests in Its Current Tenements
relinquishment of parts or the whole of tenements deemed non-prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

A$000s

Not later than one year	1,075
Later than one year but not later than five years	2,407
Later than five years but not later than twenty one years	251
3,733

Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

	2012 A$000s	2011 A$000s
Not later than one year	2,473	5,278
Later than one year but not later than five years	5,704	9,532
Later than five years but not later than twenty one years	1,724	1,422
	9,901	16,232

Future Minimum Contractual Obligations under Operating leases
A$000s
Future minimum contractual obligations under operating leases are as follows:

2013	57
2014	27
84